CREDIT FACILITIES AND DEBT (Tables)	12 Months Ended
Dec. 31, 2012
CREDIT FACILITIES AND DEBT
Schedule of the Company's debt and credit facilities, borrowings thereunder and availability

	2012
	Maturity(1)	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2014	$1,200,000	$—	$91,598	$274,149	$834,253
Retail—Canada	Dec 2014	502,169	—	65,642	257,658	178,869
Wholesale VFN—U.S.	Various 2013	1,550,000	1,550,000	—	—	—
Wholesale VFN—Canada	Dec 2014	588,291	548,716	—	—	39,576
Leases—U.S.	(2)	100,000	—	14,913	83,286	1,800

Subtotal		3,940,460	2,098,716	172,153	615,093	1,054,498
Secured Debt
Amortizing retail term ABS—N.A.	Various	5,924,946	—	1,810,103	4,114,843	—
Other ABS financing—N.A.	Various	340,880	—	149,265	191,615	—

Subtotal		6,265,826	—	1,959,368	4,306,458	—
Unsecured Facilities
Revolving credit facilities	Various	350,000	—	—	—	350,000

Unsecured Debt
Notes	Various	1,250,000	—	—	1,250,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		1,400,000	—	—	1,400,000	—

Total credit facilities and debt		$11,956,286	$2,098,716	$2,131,521	$6,321,551	$1,404,498

(1)
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

(2)
Advances under the credit facility end December 2013; however, the maturities of the debt are due as the underlying leases are collected, which extend beyond 2013.

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2013	$1,200,000	$—	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	—	153,262	—	140,472
Commercial revolving accounts	Oct 2012	200,000	166,800	—	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	—	85,506

Subtotal		3,417,250	1,804,810	244,902	277,760	1,089,778
Secured Debt
Wholesale term—U.S.	Various	803,250	—	803,250	—	—
Amortizing retail term ABS—N.A.	Various	5,013,006	—	1,730,937	3,282,069	—
Other ABS financing—N.A.	Various	590,080	—	212,136	377,944	—

Subtotal		6,406,336	—	2,746,323	3,660,013	—
Unsecured Facility
Revolving credit facility	2016	100,000	—	—	—	100,000
Unsecured Debt
Notes	2016	500,000	—	—	500,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		650,000	—	—	650,000	—

Total credit facilities and debt		$10,573,586	$1,804,810	$2,991,225	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

Summary of the minimum annual repayments of long-term debt

2014	$2,224,556
2015	2,225,929
2016	1,608,138
2017	222,368
2018 and thereafter	40,560

Total	$6,321,551